CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2024	2023	2022
Non-current assets
Intangible assets	1	3	5
Tangible fixed assets	1	2	2
Financial fixed assets	1,461	1,157	760
Total non-current assets	1,463	1,162	767
Total current assets	143	116	78

Total assets	1,606	1,278	845

Equity	1,099	865	569
Total liabilities	507	413	276

Total equity and liabilities	1,606	1,278	845

Condensed income statement
Condensed income statement:
for the years ended December 31

	2024	2023	2022
Selling, general and administrative expenses	(83)	(134)	(103)
Other operating gains	—	—	—
Recharged expenses to group companies	19	23	10

Operating (loss)	(64)	(111)	(93)
Finance costs	(11)	(6)	(1)
Share in result of subsidiaries after tax	492	(2,410)	(68)
Income tax	(2)	(1)	—
Total non-operating income and expenses	479	(2,417)	(69)

Profit / (loss) for the year	415	(2,528)	(162)

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2024	2023	2022
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2024	2023	2022

Net cash flows from operating activities	(80)	(104)	(108)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	—
Other cash flows from investing activities	4	2	—
Net cash flows used in investing activities	4	2	—

Financing activities
Proceeds from borrowings net of fees paid	88	100	60
Repayment of borrowings	(16)	—	—
Net cash flows generated from financing activities	72	100	60

Net decrease in cash and cash equivalents	(4)	(2)	(48)
Cash and cash equivalents at beginning of period	4	6	54
Cash and cash equivalents at end of period	—	4	6